Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of debt instruments
The table below summarizes the Company's key terms and carrying value of debt as of the periods indicated:

	December 31, 2024				December 31, 2023
	Outstanding Borrowings (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Outstanding Borrowings (in thousands)
			From	To
Secured Debt Financings
Asset-backed securitization term notes	$3,032,700	2.93%	February 2028	February 2035	$2,579,832
Asset-backed securitization warehouse	60,000	6.16%	January 2031	January 2031	240,000
Total secured debt financings	3,092,700				2,819,832
Unsecured Debt Financings
Senior notes	1,800,000	2.82%	April 2026	March 2032	2,300,000
Credit facility:
Revolving credit tranche	1,085,000	5.76%	July 2029	July 2029	930,000
Term loan tranche	1,680,000	5.76%	July 2029	July 2029	1,468,496
Total unsecured debt financings	4,565,000				4,698,496
Total debt financings	$7,657,700				$7,518,328
Unamortized debt costs	(48,743)				(43,924)
Unamortized debt premium & discounts	(3,237)				(3,770)
Debt, net of unamortized costs	$7,605,720				$7,470,634
The following table summarizes the Company's outstanding fixed-rate and floating-rate debt as of December 31, 2024:

	Balance Outstanding (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Weighted Avg Remaining Term
			From	To
Excluding impact of derivative instruments:
Fixed-rate debt	$4,832,700	2.89%	Apr 2026	Feb 2035	4.2 years
Floating-rate debt	$2,825,000	5.77%	Jul 2029	Jan 2031	4.1 years

Including impact of derivative instruments:
Fixed-rate debt	$4,832,700	2.89%
Hedged floating rate debt	1,866,250	3.84%
Total fixed and hedged floating-rate debt	6,698,950	3.15%
Unhedged floating rate debt	958,750	5.77%
Total debt outstanding	$7,657,700	3.46%

Schedule of Maturities of Debt
At December 31, 2024, the Company's scheduled principal repayments and maturities were as follows (in thousands):

Years ending December 31,
2025	$511,937
2026	1,114,080
2027	572,058
2028	776,614
2029	2,739,848
2030 and thereafter	1,943,163
Total debt outstanding	$7,657,700